Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 804	$ 5,322	$ 6,336
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	652	693	713
Amortization of premiums and accretion of discounts associated with investments, net	(1,110)	(1,141)	(611)
(Gains) losses on investments and from sales of businesses, net	(171)	(597)	202
(Gains) losses on derivatives, net	8,963	1,451	(21)
(Income) loss from equity method investments, net of dividends or distributions	475	481	327
Interest credited to policyholder account balances	6,282	5,610	6,943
Universal life and investment-type product policy fees	9,206	9,507	9,946
Goodwill impairment	260	0	0
Change in fair value option and trading securities	111	784	(739)
Change in accrued investment income	(31)	138	207
Change in premiums, reinsurance and other receivables	(2,125)	(837)	(650)
Change in deferred policy acquisition costs and value of business acquired, net	(949)	491	1,134
Change in income tax	(1,557)	825	2,075
Change in other assets	3,248	2,752	2,573
Change in insurance-related liabilities and policy-related balances	6,279	6,366	5,847
Change in other liabilities	2,766	1,134	1,885
Other, net	136	164	101
Net cash provided by (used in) operating activities	14,827	14,129	16,376
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	150,658	146,732	118,526
Sales, maturities and repayments of equity securities	1,241	1,117	490
Sales, maturities and repayments of mortgage loans	12,977	12,647	14,128
Sales, maturities and repayments of real estate and real estate joint ventures	826	3,256	1,012
Sales, maturities and repayments of other limited partnership interests	1,542	1,827	823
Purchases of fixed maturity securities	(146,397)	(148,799)	(130,197)
Purchases of equity securities	(1,006)	(996)	(530)
Purchases of mortgage loans	(21,017)	(20,449)	(17,464)
Purchases of real estate and real estate joint ventures	(1,515)	(1,298)	(2,282)
Purchases of other limited partnership interests	(1,313)	(1,429)	(1,764)
Cash received in connection with freestanding derivatives	4,259	2,690	1,760
Cash paid in connection with freestanding derivatives	(6,963)	(4,211)	(4,003)
Cash received under repurchase agreements	0	199	0
Cash paid under repurchase agreements	0	(199)	0
Cash received under reverse repurchase agreements	0	199	0
Cash paid under reverse repurchase agreements	0	(199)	0
Sales of businesses, net of cash and cash equivalents disposed of $135, $0 and $323, respectively	156	0	436
Purchases of investments in operating joint ventures	(39)	0	(277)
Net change in policy loans	195	287	(27)
Net change in short-term investments	1,270	(777)	5,167
Net change in other invested assets	(267)	(936)	(512)
Other, net	(457)	(59)	(341)
Net cash provided by (used in) investing activities	(5,850)	(10,398)	(15,055)
Cash flows from financing activities
Policyholder account balances: Deposits	88,188	92,904	89,520
Policyholder account balances: Withdrawals	(83,263)	(94,621)	(88,037)
Net change in payables for collateral under securities loaned and other transactions	(3,636)	1,544	5,031
Net change in short-term debt	38	0	(75)
Long-term debt issued	0	3,893	1,000
Long-term debt repaid	(1,279)	(1,438)	(2,862)
Collateral financing arrangements repaid	(68)	(57)	0
Financing element on certain derivative instruments, net	(1,367)	181	(747)
Common stock issued, net of issuance costs	0	0	1,000
Treasury stock acquired in connection with share repurchases	(372)	(1,930)	(1,000)
Preferred stock issued, net of issuance costs	0	1,483	0
Repurchase of preferred stock	0	(1,460)	0
Preferred stock repurchase premium	0	(42)	0
Dividends on preferred stock	(103)	(116)	(122)
Dividends on common stock	(1,736)	(1,653)	(1,499)
Other, net	48	17	47
Net cash provided by (used in) financing activities	(3,550)	(1,295)	2,256
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	(302)	(492)	(354)
Change in cash and cash equivalents	5,125	1,944	3,223
Cash and cash equivalents, beginning of year	12,752	10,808	7,585
Cash and cash equivalents, end of year	17,877	12,752	10,808
Cash and cash equivalents, of disposed subsidiary, beginning of year	1,570	1,603	1,097
Cash and cash equivalents, of disposed subsidiary, end of year	5,226	1,570	1,603
Cash and cash equivalents, from continuing operations, beginning of year	11,182	9,205	6,488
Cash and cash equivalents, from continuing operations, end of year	12,651	11,182	9,205
Supplemental disclosures of cash flow information:
Net cash paid for Interest	1,202	1,178	1,213
Net cash paid (received) for Income tax	672	1,127	748
Non-cash transactions
Fixed maturity securities received in connection with pension risk transfer transactions	985	903	0
Reduction of fixed maturity securities in connection with a reinsurance transaction	224	0	0
Reduction of other invested assets in connection with a reinsurance transaction	676	0	0
Deconsolidation of operating joint venture (Note 8):
Reduction of fixed maturity securities	917	0	0
Reduction of noncontrolling interests	373	0	0
Reduction of redeemable noncontrolling interests	0	0	774
Reduction of long-term debt	0	571	413
Reduction of real estate and real estate joint ventures	$ 0	$ 688	$ 1,132